Finance expense and income	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Finance expense and income
11. Finance expense and income
The finance expense and income included in the income statement are as follows:

	2024			2023			2022 1

Million US dollar	Finance expense	Finance income	Net	Finance expense	Finance income	Net	Finance expense	Finance income	Net

Interest income/(expense)	(3 437)	591	(2 846)	(3 696)	565	(3 131)	(3 588)	294	(3 294)
Net interest on net defined benefit liabilities	(89)	-	(89)	(90)	-	(90)	(73)	-	(73)
Accretion expense	(722)	-	(722)	(808)	-	(808)	(782)	-	(782)
Net interest income on Brazilian tax credits	-	142	142	-	168	168	-	168	168
Other financial results	(852)	8	(843)	(1 214)	42	(1 172)	(1 349)	352	(997)
Finance income/(expense) excluding exceptional items	(5 100)	742	(4 358)	(5 808)	775	(5 033)	(5 792)	814	(4 978)
Exceptional finance income/(expense)	(1 277)	282	(995)	(325)	256	(69)	(22)	851	829
Finance income/(expense)	(6 376)	1 024	(5 353)	(6 133)	1 031	(5 102)	(5 814)	1 665	(4 148)
Net finance expenses, excluding exceptional items, were 4 358m US dollar in 2024 compared to 5 033m US dollar in 2023 and 4 978m US dollar in 2022.
1
In 2024, accretion expense includes interest on lease liabilities of 142m US dollar (2023: 156m US dollar, 2022: 130m US dollar), unwind of discounts on payables and deferred consideration on acquisitions of 463m US dollar (2023: 536m US dollar; 2022: 499m US dollar), bond fees of 64m US dollar (2023: 62m US dollar; 2022: 64m US dollar) and interest on provisions of 53m US dollar (2023: 54m US dollar; 2022: 89
m
US dollar).
Interest expense is presented net of the effect of interest rate derivative instruments hedging AB InBev’s interest rate risk – see also Note 27
Risks arising from financial instruments
.
In 2024, Ambev, a subsidiary of AB InBev, recognized 142m US dollar interest income on Brazilian tax credits in Finance income (2023: 168m US dollar; 2022: 168m US dollar). Additionally, in 2024 Ambev also recognized 49m US dollar income related to tax credits (2023: 44m US dollar; 2022: 201m US dollar) in Other operating income (refer to Note 7
Other operating
income/(expenses)
).

1
As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(expense). The 2022 presentation was
amended to conform to the 2023 and 2024 presentation.

Other financial results include:

	2024			2023			2022 1

Million US dollar	Finance expense	Finance income	Net	Finance expense	Finance income	Net	Finance expense	Finance income	Net

Net foreign exchange gains/(losses)	(147)	-	(147)	(353)	-	(353)	(363)	-	(363)
Net gains/(losses) on hedging instruments	(312)	-	(312)	(613)	-	(613)	(747)	-	(747)
Hyperinflation monetary adjustments	(78)	-	(78)	-	17	17	-	286	286
Other financial income/(expense), including bank fees and taxes	(315)	8	(306)	(248)	25	(223)	(239)	66	(173)
Other financial results	(852)	8	(843)	(1 214)	42	(1 172)	(1 349)	352	(997)
For further information on instruments hedging AB InBev’s foreign exchange risk, see Note 27
Risks arising from financial instruments
.
Exceptional finance income/(expense) includes:

•
(1 211)m US dollar loss resulting from
mark-to-market
adjustments on derivative instruments related to the hedging of share-based
payment programs and on derivative instruments entered into to hedge the shares issued in relation to the combinations with Grupo Modelo and SAB (2023: (325)m US dollar loss; 2022: 606m US dollar gain);

•	(66)m US dollar loss resulting from the impairment of financial investments;
•	263m US dollar gain related to the completion of tender offers of notes issued by the company and certain of its subsidiaries (2023: 239m US dollar gain; 2022: 246m US dollar gain); and
•	18m US dollar gain related to the remeasurement of deferred considerations on prior year acquisitions (2023: 17m US dollar gain; 2022: (22)m US dollar loss).
The interest income stems from the following financial assets:

Million US dollar	2024	2023	2022

Cash and cash equivalents	559	537	235
Investments in debt securities held for trading	23	10	39
Other loans and receivables	9	19	21
Total	591	565	294
The interest income on other loans and receivables includes the interest accrued on cash deposited as guarantees for certain legal proceedings pending their resolution. No interest income was recognized on impaired financial assets.